Workers Compensation (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers Comp Liability Beginning Balance	$ 1,206,000
Claim loss developement	6,703,000	1,234,000
Paid in losses	(1,999,000)	(28,000)
Workers' Comp Liability ending balance	6,336,000	1,206,000
Less Current Amount	(1,957,000)
Long Term Balance	4,379,000
Sunz Program One [Member]
Workers' Comp Liability Ending balance	5,913,000	634,000
Less Current Amount	(1,798,000)
Workers Comp Liability Beginning Balance	634,000
Claim loss developement	7,129,000	7,129,000
Paid in losses	(1,850,000)	(28,000)
Long Term Ending balance	4,115,000
Everest Program One [Member]
Workers Comp Liability Beginning Balance	572,000
Claim loss developement		572,000
Paid in losses	(149,000)
Workers' Comp Liability Ending balance	423,000	$ 572,000
Less Current Amount	(159,000)
Long Term Ending balance	$ 264,000